Shareholder Report, Average Annual Return (Details)		7 Months Ended	12 Months Ended	36 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000234286
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		Fund
C000256748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		Fund
C000256749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]		Fund
Without Sales Load [Member] | C000234286
Average Annual Return [Line Items]
Average Annual Return, Percent			13.88%	17.53%
Without Sales Load [Member] | C000256748
Average Annual Return [Line Items]
Average Annual Return, Percent		5.38%
Without Sales Load [Member] | C000256749
Average Annual Return [Line Items]
Average Annual Return, Percent		3.18%
THRIVENT INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.41%	21.84%
THRIVENT INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		5.34%
THRIVENT INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		5.34%
THRIVENT INDEX: Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			10.16%	13.16%
THRIVENT INDEX: S&P MidCap 400 ESG Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ESG Index
Average Annual Return, Percent			6.06%	12.57%
THRIVENT INDEX: Bloomberg Short-Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Short-Term Government/Corporate Index
Average Annual Return, Percent		2.79%

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.
[2]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.
[3]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.